COURIER LIST

April 22, 2005	cincinnatibizjournals.com	Business Courier

Best-Performing Tri-State Mutual Funds
[Ranked by trailing 1-year return]

Rank Prior year	Name address phone Web address	Trailing 1-year return	Trailing 3-year return 5-year return	Type of fund	Net assets as of March 31, 2005	Investment advisor	Top three holdings	Sales load	Investment goal	Minimum initial investment	Year fund established
1 11	Johnson Opportunity 3777 West Fork Road, Cincinnati 45247 (513) 661-3100 johnsoninv.com	15.52%	7.35% 0.69%	Equity	$83.5 million	Johnson Investment Counsel	Premcor Nucor Corp. Polaris Industries Inc.	NA	Growth	$2,000	1994
2 9	Summit Everest 312 Elm St., Suite 1212, Cincinnati 45202 (513) 632-1400 summitfunds.com	13.26%	4.44% 8.41%	Equity	$63.1 million	Summit Investment Partners	Alliance Capital Management Holdings Unilever Viacom Inc.	NA	Capital appreciation	$2,000	1999
3 NR	Fifth Third Disciplined Large Cap Value 38 Fountain Square Plaza, Cincinnati 45263 (800) 282-5706 53.com	10.98%	9.13% 6.97%	Equity	$671 million	Fifth Third Asset Management Inc.	General Dynamics Corp. CVS Corp. Conoco Phillips	NA	Capital appreciation	$1,000	1983
4 10	Huntington International Equity 3806 Edwards Road, Cincinnati 45209 (513) 351-2555	10.53%	9.58% NA	Equity	$144 million	Huntington Asset Advisors	Stada Arzeneimittel AG Rio Tinto PLC ADR Telefonica	5.75% front end	Total return	$1,000	2001
5 14	Fifth Third Multi Cap Value 38 Fountain Square Plaza, Cincinnati 45263 (800) 282-5706 53.com	10.19%	10.90% 10.04%	Equity	$389 million	Fifth Third Asset Management Inc.	Transocean Sedco Forex Inc. Cigna Corp. Conoco Phillips	NA	Income, capital appreciation	$1,000	1989
6 13	Johnson Realty 3777 West Fork Road, Cincinnati 45247 (513) 661-3100 johnsoninv.com	9.48%	15.90% 16.94%	Equity	$16.2 million	Johnson Investment Counsel	Simon Property Group Inc. Equity Office Properties Trust Plum Creek Timber Co. Inc.	NA	Growth, Income	$2,000	1998
7 2	Fifth Third Micro Cap Value 38 Fountain Square Plaza, Cincinnati 45263 (800) 282-5706 53.com	9.06%	22.16% 17.27%	Equity	$223 million	Fifth Third Asset Management Inc.	Symmetricom Inc. Material Sciences Corp. Comstock Resources Inc.	NA	Capital appreciation	$1,000	1998
8 19	JP Morgan High Yield 8044 Montgomery Road, Cincinnati 45236 (513) 985-3200	8.87%	12.15% 8.53%	Bond	$1.2 billion	JP Morgan Investment Advisors	Dura Operating Corp. Advanced Micro Devises Edison Mission	Inquire	Current income	$1,000	1998
9 NR	Touchstone Large Cap Growth 221 E. Fourth St., Suite 300, Cincinnati 45202 (800) 638-8194 touchstoneinvestments.com	8.00%	5.18% (8.01)%	Equity	$376 million	Touchstone Advisers Inc.	Burlington Northern Santa Fe Corp. Aetna Inc. Adobe Systems	5.75% front end	Growth	$1,000	1997
10 NR	Johnson Growth 3777 West Fork Road, Cincinnati 45247 (513) 661-3100 johnsoninv.com	7.88%	(0.22)% (6.21)%	Equity	$50.4 million	Johnson Investment Counsel	General Electric Co. Pepsico Inc. Microsoft Corp.	NA	Growth	$2,000	1993
11 NR	Gateway 3805 Edwards Road, Suite 600, Cincinnati 45209 (513) 719-1100 gatewayfund.com	6.41%	4.11% 2.62%	Equity	$2.3 billion	Gateway Investment Advisors	General Electric Co. Exxon Mobil Corp. Citigroup Inc.	NA	Growth, Income	$1,000, $500 IRA	1977
12 16	Huntington Mid-Corp America 3806 Edwards Road, Cincinnati 45209 (513) 351-2555	5.48%	6.65% NA	Equity	$145 million	Huntington Asset Advisors	L-3 Communications Patina Oil & Gas Corp. Questar Corp.	5% back end	Long-term capital appreciation	$1,000	2001
13 NR	Summit High Yield 312 Elm St., Suite 1212, Cincinnati 45202 (513) 632-1400 summitfunds.com	5.08%	7.93% NA	Bond	$18.8 million	Summit Investment Partners	NRG Inc. Chesapeake Energy AES Corp.	NA	Income, capital appreciation	$5,000	2001
14 NR	Legg Mason Balance Trust 36 E. Fourth St., Cincinnati 45202 (513) 621-4612 bartlett1898.com	4.02%	2.43% 0.87%	Balanced	$37.6 million	Bartlett & Co.	U.S. Treasury Note Medtronic Inc. Target Corp.	NA	Growth, Income	$1,000	1996
15 3	Summit Nasdaq 100 Index 312 Elm St., Suite 1212, Cincinnati 45202 (513) 632-1400 summitfunds.com	2.85%	0.06% (20.32)%	Equity	$16.9 million	Summit Investment Partners	Microsoft Corp. Qualcomm Inc. Intel Corp.	NA	Growth	$2,000	2000
16 NR	Fifth Third Strategic Income 38 Fountain Square Plaza, Cincinnati 45263 (800) 282-5706 53.com	0.96%	7.08% 9.49%	Balanced	$168 million	Fifth Third Asset Management Inc.	Citigroup Blackrock North American Government 1838 Bond Debenture Trading Fund	NA	Income	$1,000	1985
17 21	Summit Bond 312 Elm St., Suite 1212, Cincinnati 45202 (513) 632-1400 summitfunds.com	0.61%	6.07% NA	Bond	$94.5 million	Summit Investment Partners	FGCI Pool FGCI Gold U.S. Treasury Note	NA	Income	$5,000	2000
18 20	Touchstone High Yield 221 E. Fourth St., Suite 300, Cincinnati 45202 (800) 638-8194 touchstoneinvestments.com	0.43%	7.34% NA	Bond	$90.6 million	Touchstone Advisers Inc.	Block Communications Nextel Communications Inc. International Steel Corp.	4.75% front end	Income	$1,000	2000
19 23	Johnson Fixed Income 3777 West Fork Road, Cincinnati 45247 (513) 661-3100 johnsoninv.com	0.31%	5.24% 5.98%	Bond	$58.6 million	Johnson Investment Counsel	U.S. Treasury Note Federal Home Loan Mortgage Corp.	NA	Income, capital preservation	$2,000	1993
20 NR	Touchstone Value Plus 221 E. Fourth St., Suite 300, Cincinnati 45202 (800) 638-8194 touchstoneinvestments.com	0.22%	(0.64)% (0.07)%	Equity	$76.3 million	Touchstone Advisers Inc.	Bank of America Corp. Citigroup Inc. CVS Corp.	5.75% front end	Capital appreciation	$1,000	1998
21 25	Johnson Municipal Income 3777 West Fork Road, Cincinnati 45247 (513) 661-3100 johnsoninv.com	0.18%	3.67% 4.67%	Bond	$9.3 million	Johnson Investment Counsel	Cleveland, Ohio nontax revenue stadium project Hamilton, Ohio electric revenue Delaware, Ohio city school district	NA	Tax-free income, capital preservation	$2,000	1998
22 NR	Summit Short-Term Government 312 Elm St., Suite 1212, Cincinnati 45202 (513) 632-1400 summitfunds.com	(0.19)%	2.73% NA	Bond	$27.1 million	Summit Investment Partners	Fannie Mae U.S. Treasury	NA	Income	$5,000	2000
22 NR	Huntington Dividend Capture 3806 Edwards Road, Cincinnati 45209 (513) 351-2555	(0.19)%	6.12% NA	Equity	$109 million	Huntington Asset Advisors	Exxon Mobil Corp. Bristol-Myers Squibb Co. Lincoln National Corp.	5.75% front end	Total return	$1,000	2001
24 NR	Touchstone Large Cap Core Equity 221 E. Fourth St., Suite 300, Cincinnati 45202 (800) 638-8194 touchstoneinvestments.com	(0.79)%	(0.01)% NA	Equity	$12.7 million	Touchstone Advisers Inc.	Exxon Mobil Corp. Wellpoint Inc. Johnson & Johnson	5.75% front end	Capital appreciation	$1,000	2000
25 8	Touchstone Emerging Growth 221 E. Fourth St., Suite 300, Cincinnati 45202 (800) 638-8194 touchstoneinvestments.com	(1.88)%	3.45% 5.25%	Equity	$432 million	Touchstone Advisers Inc.	National Semiconductor Corp. Pacificare Health Systems Monsanto Co.	5.75% front end	Growth	$1,000	1999
Source: Investment advisers listed. NA: Not applicable. Information current as of April 2005.								Researched by Michael Hennessy
Reprinted with permission from the Business Courier. ©2005, all rights reserved. Reprinted by Scoop ReprintSource 1-800-767-3263

This material is furnished by Johnson Investment Counsel, which acts as the investment adviser to each fund in the Johnson Mutual Funds Trust. These materials should not be deemed an offer to sell or a solicitation of an offer to buy shares of any of those funds not advised by Johnson Investment Counsel that are included on the Courier List of Best-Performing Tri-State Mutual Funds.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For up-to-date month-end performance data, please call (800) 541-0170.

The average annual total returns for the Johnson Mutual Funds Trust as of March 31, 2005 were:

Fund	1 Year	3 Years	5 Years	10 Years or Since Inception[1]
Johnson Opportunity Fund	15.52%	7.35%	0.69%	11.14%
Johnson Realty Fund	9.48%	15.90%	16.94%	8.26%
Johnson Growth Fund	7.88%	-0.22%	-6.21%	7.18%
Johnson Fixed Income Fund	0.31%	5.24%	5.98%	5.94%
Johns Municipal Income Fund	0.18%	3.67%	4.67%	4.46%

1Inception date of the Johnson Realty Fund was January 2, 1998. All other mutual funds in the table have been in existence for 10 years.

Total return assumes reinvestment of dividends and capital gains distributions. Performance may reflect the waiver of a portion of the Fund's advisory or administration fee for certain periods since the inception date. If fees had not been waived, performance would have been less favorable.

Contact Johnson Investment Counsel at (513) 661-3100 or (800) 541-0170 for a prospectus. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.